Debt and Financing Arrangements (Maturities of Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013	Apr. 28, 2013
Debt Instrument [Line Items]
Long-term Debt	$ 13,597	$ 14,726	$ 4,749
Successor [Member]
Debt Instrument [Line Items]
2015	11
2016	82
2017	32
2018	4
2019	2,774
Thereafter	10,693
Long-term Debt	$ 13,596